OTHER NON-CURRENT LIABILITIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / ounce ozt	Dec. 31, 2018 USD ($)	Sep. 29, 2015 USD ($)
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue	$ 9,717	$ 7,243
Gain (Loss) On Remeasurement Of Liability	628	0
Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue	$ 1,409	1,333
Proportion of ownership interest in subsidiary	60.00%
Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Expected initial revenue payments (as percent)	30.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)	60.00%
Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue	$ 43
Deposits from customers			$ 610
Pascua-Lama | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue		76
Silver | Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	23,100,000
Silver | Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	75.00%
Initial delivery maximum (in ounces) | ozt	50,000,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	37.50%
Fixed recovery rate (as percent)	70.00%
Silver | Pascua-Lama | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Goods deliverable under contract (as percent)	25.00%
Deposits from customers	$ 625
Contract duration	3 years
Selling price (in dollars per ounce) | $ / ounce	3.90
Annual inflation adjustment (as percent)	1.00%
Starting period after project period to apply annual inflation adjustment	3 years
Gold[member]
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Revenue	$ 9,186	$ 6,600
Gold[member] | Royal Gold
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	550,000
Gold[member] | Royal Gold | Pueblo Viejo
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	7.50%
Initial delivery maximum (in ounces) | ozt	990,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	3.75%
Lagunas Norte, Pierina and Veladero | Silver
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Contract liabilities	$ 253
Lagunas Norte, Pierina and Veladero | Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Goods deliverable under contract (as percent)	100.00%
Pascua-Lama | Silver | Silver Wheaton Corp.
Disclosure of Detailed Information About Other Noncurrent Liabilities [Line Items]
Contract liabilities	$ 253
Gain (Loss) On Remeasurement Of Liability	$ 628